Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2024
Entity File Number	000-56208
Entity Registrant Name	World Scan Project, Inc.
Entity Central Index Key	0001813744
Entity Tax Identification Number	35-2677532
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false